CONVERTIBLE DEBENTURES (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about borrowings [abstract]
SUMMARY OF DEBT COMPONENT

	$ CAD	$ USD

Year ended December 31, 2021
Opening balance	9,299	7,283
Interest expense	4,294	3,427
Value of shares issued to settle interest payable	(1,791)	(1,433)
Exchange differences	-	(39)
Closing balance	11,802	9,238

Current	-	-
Non-current	11,802	9,238

Period ended September 30, 2022
Opening balance	11,802	9,238
Interest expense	3,678	2,868
Value of shares issued to settle interest payable	(888)	(694)
Exchange differences	-	(766)
Closing balance	14,592	10,646

Current	14,592	10,646
Non-current	-	-